OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of other current receivables
USDm	2018	2017
Derivative financial instruments	3.7	7.6
Tax receivables	1.2	1.3
Other	2.6	2.9
Balance as of 31 December	7.5	11.8